Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 21,242	$ 43,472	$ 2,282
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,757	25,493	24,676
Amortization of deferred dry-docking costs	5,399	4,202	4,155
Amortization of deferred finance costs and debt discounts	1,885	1,726	2,241
Stock based compensation	4,065	4,987	9,147
Loss on extinguishment of debt	1,663	653	540
Gain on sale of vessel, net	(2,308)	0	0
Gain on sale of vessels, net - related party	0	0	(8,094)
Gain on foreign exchange forward contract	(46)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(467)	492	(176)
Due (to) / from related parties	(1,610)	(2,552)	521
Inventories	28	(135)	219
Prepaid expenses	85	(2,291)	(141)
Other current assets	162	(457)	(581)
Deferred charges, non-current	(16,653)	(2,953)	(211)
Intangible assets, current	(520)	(973)	0
Intangible assets, non-current	(8)	(60)	0
Other non-current assets	(4)	2	(1)
Trade accounts and other payables	5,345	1,475	(2,222)
Accrued liabilities	1,927	2,427	(1,155)
Other liabilities, non-current	(1,108)	0	0
Deferred revenue	2,840	(42)	(96)
Deferred revenue, non-current	(67)	(188)	219
Net cash provided by operating activities	52,607	75,278	31,323
Cash flows from investing activities:
Proceeds from sale of vessels/assets held for sale	21,590	0	23,910
Due from related parties	(219)	(4,411)	0
Vessels acquisitions and improvements	(35,587)	(70,651)	(314)
Advances for vessel acquisition	0	(3,700)	0
Finance lease prepayments and other initial direct costs	(8,300)	(610)	(7,000)
Loan to related party	(2,000)	0	0
Repayment of loan by related party	2,000	0	0
Investment in equity securities	(830)	0	0
Deposits assets, non-current	0	0	1,325
Purchase of other fixed assets	0	0	(176)
Net cash (used in) / provided by investing activities	(23,346)	(79,372)	17,745
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of commissions	845	5,823	8
Proceeds from long-term debt and other financial liabilities	155,839	120,779	53,750
Proceeds from other non-current liabilities	805	503	0
Repayments of long-term debt and other financial liabilities	(123,333)	(73,038)	(88,742)
Repayments of convertible notes	0	0	(11,165)
Payments for repurchase of common stock	0	(4,850)	(1,679)
Payments for repurchase of warrants	0	0	(808)
Dividend payments	(9,488)	(10,750)	(6,031)
Payments of financing and stock issuance costs	(2,445)	(2,607)	(1,318)
Payments of finance lease liabilities	(23,747)	(21,778)	(609)
Payments of fractional shares due to reverse stock split	0	0	(23)
Net cash (used in) / provided by financing activities	(1,524)	14,082	(56,617)
Net increase / (decrease) in cash and cash equivalents and restricted cash	27,737	9,988	(7,549)
Cash and cash equivalents and restricted cash at beginning of period	34,916	24,928	32,477
Cash and cash equivalents and restricted cash at end of period	62,653	34,916	24,928
Cash paid during the period for:
Interest	19,617	20,051	18,429
Noncash investing activities:
Vessel under construction	118	0	0
Vessels acquisitions and improvements	0	119	0
Finance lease, right-of use assets and initial direct costs	0	0	22,997
Noncash financing activities:
Dividends declared but not paid (Note 11)	2,745	5,297	491
Financing and stock issuance costs	$ 158	$ 857	$ 562